Interests in Joint operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Interests in Joint operations [Line Items]
PP&E	$ 740,491	$ 686,824	$ 666,879
Total Assets	1,200,055	1,016,549	973,975
Total Liabilities	(996,764)	(840,529)
Revenue.	$ 660,838	$ 756,625	$ 1,049,579
Llanos 34 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	45.00%	45.00%	45.00%
PP&E	$ 382,116	$ 354,361	$ 295,639
Other Assets	5,530	5,079	2,284
Total Assets	387,646	359,440	297,923
Total Liabilities	(4,588)	(7,641)	(2,104)
Net Assets/ (Liabilities)	383,058	351,799	295,819
Revenue.	393,759	464,146	721,326
Operating profit (loss)	$ 242,732	$ 295,556	$ 402,425
Llanos 32 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	12.50%	12.50%	12.50%
PP&E	$ 13,738	$ 2,493	$ 2,324
Other Assets	36	0	0
Total Assets	13,774	2,493	2,324
Total Liabilities	(319)	(655)	(371)
Net Assets/ (Liabilities)	13,455	1,838	1,953
Revenue.	9,742	7,811	9,791
Operating profit (loss)	$ 5,925	$ 5,661	$ 7,066
Llanos 86 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 9,553	$ 5,532	$ 970
Other Assets	164	227	0
Total Assets	9,717	5,759	970
Total Liabilities	0	0
Net Assets/ (Liabilities)	9,717	5,759	970
Revenue.	0	0	0
Operating profit (loss)	$ (170)	$ (187)	$ (60)
Llanos 87 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 15,498	$ 16,621	$ 15,038
Other Assets	194	650	0
Total Assets	15,692	17,271	15,038
Total Liabilities	(390)	(1,211)	(41)
Net Assets/ (Liabilities)	15,302	16,060	14,997
Revenue.	4,661	1,527	0
Operating profit (loss)	$ (88)	$ (17,722)	$ (390)
Llanos 94 Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 0	$ 0	$ 576
Other Assets	0	0	0
Total Assets		0	576
Total Liabilities	(469)	(336)	(233)
Net Assets/ (Liabilities)	(469)	(336)	343
Revenue.	0	0	0
Operating profit (loss)	$ (81)	$ (1,044)	$ (5,632)
Llanos 104 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 8,845	$ 5,536	$ 1,001
Other Assets	145	320	0
Total Assets	8,990	5,856	1,001
Total Liabilities	0	0
Net Assets/ (Liabilities)	8,990	5,856	1,001
Revenue.	0	0	0
Operating profit (loss)	$ (149)	$ (186)	$ (60)
Llanos 123 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 34,915	$ 16,292	$ 1,172
Other Assets	1,930	1,035	0
Total Assets	36,845	17,327	1,172
Total Liabilities	(895)	(520)
Net Assets/ (Liabilities)	35,950	16,807	1,172
Revenue.	31,237	8,648	0
Operating profit (loss)	$ 12,303	$ 4,006	$ (60)
Llanos 124 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 0	$ 0	$ 1,207
Other Assets	0	170	0
Total Assets		170	1,207
Total Liabilities	(97)	(166)
Net Assets/ (Liabilities)	(97)	4	1,207
Revenue.	0	0	0
Operating profit (loss)	$ (62)	$ (7,496)	$ (60)
CPO-5 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	30.00%	30.00%	30.00%
PP&E	$ 156,932	$ 182,484	$ 199,748
Other Assets	0	0	0
Total Assets	156,932	182,484	199,748
Total Liabilities	(1,698)	(1,540)	(344)
Net Assets/ (Liabilities)	155,234	180,944	199,404
Revenue.	122,634	148,594	184,160
Operating profit (loss)	$ 53,560	$ 50,032	$ 69,422
CPO-4-1 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 303	$ 102	$ 102
Other Assets	56	7	0
Total Assets	359	109	102
Total Liabilities	0	0
Net Assets/ (Liabilities)	359	109	102
Revenue.	0	0	0
Operating profit (loss)	$ (60)	$ (96)	$ 0
Mecaya Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 4,101	$ 3,948	$ 3,908
Other Assets	41	51	0
Total Assets	4,142	3,999	3,908
Total Liabilities	(9)	(40)	(17)
Net Assets/ (Liabilities)	4,133	3,959	3,891
Revenue.	0	0	0
Operating profit (loss)	$ (51)	$ (66)	$ (62)
PUT-8 Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 11,916	$ 9,118	$ 7,927
Other Assets	809	306	0
Total Assets	12,725	9,424	7,927
Total Liabilities	(33)	0
Net Assets/ (Liabilities)	12,692	9,424	7,927
Revenue.	0	0	0
Operating profit (loss)	$ (15)	$ (8)	$ (61)
PUT-9 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 4,286	$ 4,454	$ 4,420
Other Assets	135	68	0
Total Assets	4,421	4,522	4,420
Total Liabilities	0	0
Net Assets/ (Liabilities)	4,421	4,522	4,420
Revenue.	0	0	0
Operating profit (loss)	$ (30)	$ (66)	$ (62)
PUT-36 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 3,113	$ 2,950	$ 2,931
Other Assets	45	50	0
Total Assets	3,158	3,000	2,931
Total Liabilities	0	0
Net Assets/ (Liabilities)	3,158	3,000	2,931
Revenue.	0	0	0
Operating profit (loss)	$ (51)	$ (2)	$ (60)
Tacacho Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 0	$ 0	$ 0
Other Assets	83	103	0
Total Assets	83	103
Total Liabilities	0	0
Net Assets/ (Liabilities)	83	103
Revenue.	0	0	0
Operating profit (loss)	$ (58)	$ (8)	$ (3,699)
Terecay Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 0	$ 0	$ 0
Other Assets	25	36	0
Total Assets	25	36
Total Liabilities	0	0
Net Assets/ (Liabilities)	25	36
Revenue.	0	0	0
Operating profit (loss)	$ (57)	$ (8)	$ (300)
Flamenco Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest		50.00%	50.00%
PP&E		$ 0	$ 0
Other Assets		0	0
Total Assets		0
Total Liabilities		(1,336)	(1,314)
Net Assets/ (Liabilities)		(1,336)	(1,314)
Revenue.		0	0
Operating profit (loss)		$ (178)	$ (261)
Campanario Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest		50.00%	50.00%
PP&E		$ 0	$ 0
Other Assets		0	0
Total Assets		0
Total Liabilities		(5,438)	(422)
Net Assets/ (Liabilities)		(5,438)	(422)
Revenue.		0	0
Operating profit (loss)		$ (5,113)	$ (115)
Isla Norte Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest		60.00%	60.00%
PP&E		$ 0	$ 0
Other Assets		0	0
Total Assets		0
Total Liabilities		(1,018)	(160)
Net Assets/ (Liabilities)		(1,018)	(160)
Revenue.		0	0
Operating profit (loss)		$ (1,000)	$ (131)
Manati field [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	10.00%	10.00%	10.00%
PP&E	$ 4,812	$ 5,233	$ 5,665
Other Assets	1,144	17,546	18,537
Total Assets	5,956	22,779	24,202
Total Liabilities	(13,044)	(12,788)	(12,602)
Net Assets/ (Liabilities)	(7,088)	9,991	11,600
Revenue.	2,934	14,019	19,873
Operating profit (loss)	$ (4,044)	$ 4,955	$ 11,240
POT-T 785 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest		70.00%	70.00%
PP&E		$ 160	$ 168
Other Assets		0	0
Total Assets		160	168
Total Liabilities		0
Net Assets/ (Liabilities)		160	168
Revenue.		0	0
Operating profit (loss)		$ 0	$ 0
CN-V Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest			50.00%
PP&E			$ 0
Other Assets			0
Total Liabilities			(14)
Net Assets/ (Liabilities)			(14)
Revenue.			0
Operating profit (loss)			$ (131)
Los Parlamentos Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 0	$ 0	$ 0
Other Assets	0	0	0
Total Assets		0
Total Liabilities	(76)	0	(93)
Net Assets/ (Liabilities)	(76)	0	(93)
Revenue.	0	0	0
Operating profit (loss)	$ (41)	$ (7,086)	$ (176)
Puelen Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	18.00%	18.00%	18.00%
PP&E	$ 0	$ 0	$ 0
Other Assets	0	2	10
Total Assets		2	10
Total Liabilities	0	(60)	(105)
Net Assets/ (Liabilities)		(58)	(95)
Revenue.	0	0	0
Operating profit (loss)	$ (38)	$ (51)	$ (69)
Sierra del Nevado Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest			18.00%
PP&E			$ 0
Other Assets			1
Total Assets			1
Total Liabilities			(4)
Net Assets/ (Liabilities)			(3)
Revenue.			0
Operating profit (loss)			$ (8)
Espejo Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 12,403	$ 10,072	$ 10,727
Other Assets	356	213	593
Total Assets	12,759	10,285	11,320
Total Liabilities	(758)	(467)	(5,406)
Net Assets/ (Liabilities)	12,001	9,818	5,914
Revenue.	1,187	1,450	0
Operating profit (loss)	$ (26)	$ (1,897)	$ (5,151)
Perico Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 29,228	$ 22,231	$ 15,195
Other Assets	0	0	8,506
Total Assets	29,228	22,231	23,701
Total Liabilities	(1,455)	(889)	(5,315)
Net Assets/ (Liabilities)	27,773	21,342	18,386
Revenue.	29,380	17,647	10,671
Operating profit (loss)	$ 6,699	$ 258	$ 4,533